Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 11 — RELATED PARTY TRANSACTIONS AND BALANCES

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and members of its Board of Directors.

In September 2018, the Company signed a management agreement with CMI Cornerstone Management Corp. (“CMI”), a company controlled by Ken Cawkell, former CEO and a director of the Company, which requires monthly payments of $15,000. In June 2019, the Company amended the agreement to increase the monthly fees to $18,000. Included in the agreement is a provision for a termination payment equal to the greater of (i) $432,000 less any fees previously paid under the agreement between June 1, 2019, and the date of termination or (ii) $54,000. On September 1, 2022, the Company amended the agreement to decrease the monthly fees to $9,000. On April 30, 2023, the Company amended the agreement to an hourly fee of $400 for services rendered. The amendment included a payment of $54,000 for the termination fee.

In September 2018, the Company signed a management agreement with 9177 – 586 Quebec Inc., later assigned to 102388 P.E.I. Inc. (“PEI Inc.”), companies controlled by Denis Kay, Chief Scientific Officer of the Company, which requires monthly payments of $13,333 per month for an effective term of two years. In June 2019, the Company amended the agreement to increase the monthly fees to $15,000. Included in the agreement is a provision for a termination payment equal to the greater of (i) $360,000 less any fees previously paid under the agreement between June 1, 2019, and the date of termination or (ii) $45,000. On August 15, 2022, the Company amended the agreement to decrease the monthly fees to $7,500.

In February 2021, the Company signed a consulting agreement with Michael McFadden, CEO of the Company, requiring an annual base compensation of $500,000. A new employment agreement was signed in March 2022 which included in the agreement is a provision for termination payment without just cause of:

a)      Severance payments for a period of twelve months with the following terms:

i)       Months 1 through 6: 100% of annual base salary;

ii)      Months 7 through 9: 50% of annual base salary; and

iii)    Months 10 through 12: 25% of annual base salary.

b)      Bonus severance equal to the average of bonuses paid of the two most recent full fiscal years prior to termination plus the bonus that would have been paid in the fiscal year of termination.

Also included in the agreement is a provision for termination payment due to a change of control, the CEO will receive:

a)      a cash payment equal to the annual base salary;

b)      a full bonus payable in cash immediately, irrespective of whether targets have been met; and

c)      continuation of healthcare benefits for twelve months from date of change of control event.

In April 2022, Mr. McFadden was granted the ability to earn up to 327,830 bonus rights of which 65,566 bonus rights had been earned as of September 30, 2024 (Note 8). The value of these bonus rights was determined to be $54,045 and $58,427 as of September 30, 2024, and December 31, 2023, respectively, and is included in other liabilities.

In May 2021, the Company hired Lauren D’Angelo as the Company’s Chief Commercial Officer. In 2023 Ms. D’Angelo was promoted to Chief Operating Officer of the Company. The employment agreement signed in May 2021 with Ms. D’Angelo requires an annual base compensation currently at $420,000 and includes a provision for a termination payment due to a change of control as follows:

a)      a cash payment equal to the annual base salary;

b)      a full bonus payable in cash immediately, irrespective of whether targets have been met; and

c)      continuation of healthcare benefits for twelve months from date of change of control event.

In May 2022, Ms. D’Angelo was granted the ability to earn up to 42,618 bonus rights of which 29,505 bonus rights had been earned as of September 30, 2024 (Note 8). The value of these bonus rights was determined to be $20,205 and $25,698 as of September 30, 2024, and December 31, 2023, respectively, and is included in other liabilities.

In November 2021, the Company signed an employment agreement with Cedric O’Gorman, the Chief Medical Officer (“CMO”) of the Company, requiring an annual base compensation of $400,000. Included in the agreement is a provision for a termination payment without just cause of an amount equal to annual base compensation for a period of six months. If termination is due to a change of control, the CMO will receive:

a)      a cash payment equal to the annual base salary;

b)      a cash bonus equal to 50% of the annual base salary; and

c)      continuation of healthcare benefits for twelve months from date of change of control event.

On January 1, 2023, Cedric O’Gorman resigned as the Chief Medical Officer of the Company.

In April 2022, the Company signed an employment agreement with Donald Kalkofen, the Chief Financial Officer (“CFO”) of the Company, requiring an annual base compensation of $420,000. Included in the agreement is a provision for termination payment due to a change of control, which if occurs, the CFO will receive:

a)      a cash payment equal to the annual base salary;

b)      a cash bonus equal to 50% of the annual base salary; and

c)      continuation of healthcare benefits for twelve months from date of change of control event.

On October 1, 2024, Donald Kalkofen resigned as the Chief Financial Officer of the Company.

As of September 30, 2024, and December 31, 2023, $610,946 and $672,550, respectively, is owing to directors and officers of the Company and has been included in accounts payable and accrued liabilities. These balances are in relation to fees and management compensation and are non-interest bearing, unsecured and due on demand.

As of September 30, 2024, and December 31, 2023, the Company owed NLS $1,211,463 for an outstanding promissory note with a carrying amount of $1,211,463 (Note 7).

As of September 30, 2024, and December 31, 2023, the Company had advanced Alpha Seven $55,000 and accrued interest of $4,195 and $2,550, respectively (Note 4). As of September 30, 2024, the Company set up a provision for loan losses on the outstanding loan balance and reversed the accrued interest.

Summary of key management personnel compensation:

	For the nine months ended
	September 30, 2024	September 30, 2023
Management fees and salaries in research and development	$643,573	$393,595
Management fees and salaries in general and administrative expenses	1,007,319	852,094
Share-based compensation in research and development	314,092	403,791
Share-based compensation in general and administrative Expenses	596,723	1,501,411
Total related party transactions	$2,561,707	$3,150,921

NOTE 10 — RELATED PARTY TRANSACTIONS AND BALANCES

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and members of its Board of Directors.

In September 2018, the Company signed a management agreement with CMI Cornerstone Management Corp. (“CMI”), a company controlled by Ken Cawkell, former CEO and a director of the Company, which requires monthly payments of $15,000. In June 2019, the Company amended the agreement to increase the monthly fees to $18,000. Included in the agreement is a provision for a termination payment equal to the greater of (i) $432,000 less any fees previously paid under the agreement between June 1, 2019 and the date of termination or (ii) $54,000. On September 1, 2022, the

Company amended the agreement to decrease the monthly fees to $9,000. On April 30, 2023, the Company amended the agreement to an hourly fee of $400 for services rendered. The amendment included a payment of $54,000 for the termination fee.

In September 2018, the Company signed a management agreement with 9177 – 586 Quebec Inc., later assigned to 102388 P.E.I. Inc. (“PEI Inc.”), companies controlled by Denis Kay, Chief Scientific Officer of the Company, which requires monthly payments of $13,333 per month for an effective term of two years. In June 2019, the Company amended the agreement to increase the monthly fees to $15,000. Included in the agreement is a provision for a termination payment equal to the greater of (i) $360,000 less any fees previously paid under the agreement between June 1, 2019 and the date of termination or (ii) $45,000. On August 15, 2022, the Company amended the agreement to decrease the monthly fees to $7,500.

In August 2020, the Company signed a management agreement with Seatrend Strategy Group, (“Seatrend”), a company controlled by Jeremy Wright, the Chief Financial Officer of the Company, which required monthly payments of $6,000. In October 2020, the Company amended the agreement to increase the monthly fees to $15,000. Included in the agreement was a provision for a termination payment of six’s month’s fees. On April 12, 2022, Jeremy Wright resigned as the CFO of the Company and was paid a termination payment of $90,000.

In February 2021, the Company signed a consulting agreement with Michael McFadden, CEO of the Company, requiring an annual base compensation of $500,000. A new employment agreement was signed in March 2022 which included in the agreement is a provision for termination payment without just cause of:

a)      Severance payments for a period of twelve months with the following terms:

i)       Months 1 through 6: 100% of annual base salary;

ii)      Months 7 through 9: 50% of annual base salary; and

iii)    Months 10 through 12: 25% of annual base salary.

b)      Bonus severance equal to the average of bonuses paid of the two most recent full fiscal years prior to termination plus the bonus that would have been paid in the fiscal year of termination.

Also included in the agreement is a provision for termination payment due to a change of control, the CEO will receive:

a)      a cash payment equal to the annual base salary;

b)      a full bonus payable in cash immediately, irrespective of whether targets have been met; and

c)      continuation of healthcare benefits for twelve months from date of change of control event.

In April 2022, Mr. McFadden was granted the ability to earn up to 327,830 bonus rights of which 65,566 bonus rights had been earned as of December 31, 2023 (Note 8). The value of these bonus rights was determined to be $58,427 and $5,819 as of December 31, 2023 and 2022, respectively, and is included in other liabilities.

In May 2021, the Company hired Lauren D’Angelo as the Company’s Chief Commercial Officer. In 2023 Ms. D’Angelo was promoted to Chief Operating Officer of the Company. The employment agreement signed in May 2021 with Ms. D’Angelo requires an annual base compensation currently at $420,000 and includes a provision for a termination payment due to a change of control as follows:

a)      a cash payment equal to the annual base salary;

b)      a full bonus payable in cash immediately, irrespective of whether targets have been met; and

c)      continuation of healthcare benefits for twelve months from date of change of control event.

In May 2022, Ms. D’Angelo was granted the ability to earn up to 42,618 bonus rights of which 29,505 bonus rights had been earned as of December 31, 2023 (Note 8). The value of these bonus rights was determined to be $25,698 and $2,476 as of December 31, 2023 and 2022, respectively, and is included in other liabilities.

In November 2021, the Company signed an employment agreement with Cedric O’Gorman, the Chief Medical Officer (“CMO”) of the Company, requiring an annual base compensation of $400,000. Included in the agreement is a provision for a termination payment without just cause of an amount equal to annual base compensation for a period of six months. If termination is due to a change of control, the CMO will receive:

a)      a cash payment equal to the annual base salary;

b)      a cash bonus equal to 50% of the annual base salary; and

c)      continuation of healthcare benefits for twelve months from date of change of control event.

On January 1, 2023, Cedric O’Gorman resigned as the Chief Medical Officer of the Company.

As of December 31, 2023, and 2022, $672,550 and $619,361, respectively, is owing to directors and officers of the Company and has been included in accounts payable and accrued liabilities. These balances are in relation to fees and management compensation and are non-interest bearing, unsecured and due on demand.

As of December 31, 2023, the Company owed NLS $1,211,463 for an outstanding promissory note with a carrying amount of $1,220,372 (Note 7).

As of December 31, 2023, the Company has advanced Alpha Seven $55,000 and accrued interest of $2,550 (Note 4).

Summary of key management personnel compensation:

	For the Years Ended
	December 31, 2023	December 31, 2022
Other general and administrative	$—	$9,555
Other research and development	—	10,500
Management fees and salaries	1,490,459	1,166,371
Research and development – management fees and salaries	703,453	939,712
Share-based compensation	2,351,281	1,576,235
Total related party transactions	$4,545,193	$3,702,373